UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09145

Investment Company Act File Number

Eaton Vance New York Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Income Trust

February 28, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 161.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 5.8%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$1,730	$1,896,305
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	2,535	2,658,733

		$4,555,038

Cogeneration — 1.0%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$805	$803,350

		$803,350

Education — 28.6%
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/31	$310	$341,673
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	1,490	1,587,729
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/39	325	346,132
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	510	549,392
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	1,000	1,052,340
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	725	811,478
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34	510	552,519
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,000	2,166,740
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	220	244,026
New York Dormitory Authority, (Fordham University), 5.50%, 7/1/36	1,000	1,144,610
New York Dormitory Authority, (New York University), 5.00%, 7/1/37	500	564,730
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	2,250	2,404,845
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	2,500	2,708,425
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/27	325	366,938
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/29	400	456,124
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,695	1,822,142
New York Dormitory Authority, (The New School), 4.00%, 7/1/43	500	503,625
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	2,000	2,280,840
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	280	299,160
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	735	784,047
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	1,205	1,362,397

		$22,349,912

Electric Utilities — 4.6%
Long Island Power Authority, Electric System Revenue, Prerefunded to 5/1/19, 6.00%, 5/1/33	$1,420	$1,572,039
Utility Debt Securitization Authority, 5.00%, 12/15/33	1,735	2,011,594

		$3,583,633

Escrowed/Prerefunded — 12.1%
Brooklyn Arena Local Development Corp., (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	$380	$434,929
Metropolitan Transportation Authority, Prerefunded to 11/15/17, 5.00%, 11/15/37	135	139,140

Security	Principal Amount (000’s omitted)	Value
Metropolitan Transportation Authority, Prerefunded to 11/15/17, 5.00%, 11/15/37	$655	$675,089
New York City, Prerefunded to 10/15/18, 6.25%, 10/15/28	955	1,038,543
New York City Cultural Resources Trust, (Museum of Modern Art), Prerefunded to 10/1/18, 5.00%, 4/1/31	625	666,013
New York Dormitory Authority, (NYU Hospitals Center), Prerefunded to 7/1/17, 5.00%, 7/1/36	750	761,295
New York Dormitory Authority, (NYU Hospitals Center), Prerefunded to 7/1/17, 5.625%, 7/1/37	1,250	1,271,487
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 4.50%, 7/1/32	395	454,736
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	1,000	1,176,770
Saratoga County Industrial Development Agency, (Saratoga Hospital), Prerefunded to 12/1/17, 5.25%, 12/1/32	650	672,354
Saratoga County Water Authority, Prerefunded to 9/1/18, 5.00%, 9/1/48	1,000	1,062,890
Triborough Bridge and Tunnel Authority, Prerefunded to 11/15/18, 5.25%, 11/15/34(1)	1,025	1,101,745

		$9,454,991

General Obligations — 5.8%
New York, 5.00%, 2/15/34(1)	$4,000	$4,503,720
New York City, 6.25%, 10/15/28	45	48,807

		$4,552,527

Hospital — 11.2%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$130	$142,999
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	960	1,049,386
Nassau County Local Economic Assistance Corp., (South Nassau Communities Hospital), 5.00%, 7/1/37	1,000	1,066,430
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	1,000	1,088,700
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/32	1,000	1,100,160
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/36	525	588,199
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(2)	800	867,424
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(2)	100	107,332
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.125%, 12/1/29	415	452,337
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.25%, 12/1/37	835	911,945
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,065	1,145,674
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), Prerefunded to 7/1/21, 5.00%, 7/1/28	185	213,379

		$8,733,965

Housing — 11.2%
New York City Housing Development Corp., MFMR, (AMT), 5.20%, 11/1/40	$2,620	$2,624,375
New York City Housing Development Corp., MFMR, 3.75%, 11/1/40	500	501,305
New York City Housing Development Corp., MFMR, 3.95%, 11/1/36	750	767,693
New York Housing Finance Agency, 3.80%, 11/1/35	650	658,366
New York Housing Finance Agency, 5.25%, 11/1/41	1,000	1,037,290
New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,625	2,648,861
New York Mortgage Agency, 3.90%, 10/1/36	500	505,450

		$8,743,340

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 7.5%
Essex County Industrial Development Agency, (International Paper Company), (AMT), 6.625%, 9/1/32	$1,000	$1,052,540
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(2)	500	415,135
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	1,000	981,900
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	1,000	1,197,980
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	300	371,394
Niagara Area Development Corp., (Covanta Energy), (AMT), 5.25%, 11/1/42(2)	1,800	1,811,988

		$5,830,937

Insured-Education — 5.3%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,250	$1,553,337
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/33	5,365	2,560,500

		$4,113,837

Insured-Electric Utilities — 1.9%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 4/1/19, 5.75%, 4/1/33	$1,365	$1,499,016

		$1,499,016

Insured-General Obligations — 2.2%
Oyster Bay, (AGM), 4.00%, 8/1/28	$1,680	$1,731,274

		$1,731,274

Insured-Other Revenue — 4.7%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$2,645	$1,599,061
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	3,625	2,088,290

		$3,687,351

Insured-Special Tax Revenue — 0.6%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$2,475	$480,571

		$480,571

Insured-Transportation — 4.0%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/37	$1,000	$993,070
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/41	860	855,984
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/46	1,250	1,243,525

		$3,092,579

Other Revenue — 8.1%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$3,120	$1,733,191
New York City Transitional Finance Authority, (Building Aid), 5.50%, 7/15/31	1,000	1,059,390
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(2)	1,300	1,362,868
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 3/15/44	2,000	2,164,580

		$6,320,029

Senior Living/Life Care — 8.9%
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.00%, 11/1/24	$125	$141,180
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/25	205	235,541
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/26	225	258,928
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/36	530	576,476

Security	Principal Amount (000’s omitted)	Value
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/29	$830	$893,603
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	855	914,978
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	280	292,079
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	120	123,953
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	905	980,658
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.00%, 7/1/34	100	100,035
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	230	234,839
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	230	234,253
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	1,830	1,952,866

		$6,939,389

Special Tax Revenue — 20.1%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/34	$1,500	$1,640,445
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)	2,100	2,391,627
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,000	1,120,280
New York Dormitory Authority, Personal Income Tax Revenue, 5.25%, 3/15/38	1,000	1,077,510
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	2,380	2,687,758
New York Thruway Authority, Fuel Tax Revenue, 5.00%, 4/1/30(1)	6,000	6,781,800

		$15,699,420

Transportation — 14.1%
Metropolitan Transportation Authority, 5.00%, 11/15/38	$1,500	$1,667,955
New York Thruway Authority, 5.00%, 1/1/37	700	776,279
New York Thruway Authority, 5.00%, 1/1/42	1,000	1,091,350
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	1,665	1,880,018
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/44	500	551,935
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	990	1,030,481
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38	1,930	2,203,307
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	1,715	1,831,912

		$11,033,237

Water and Sewer — 3.6%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/34	$585	$321,054
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)	2,385	2,528,195

		$2,849,249

Total Tax-Exempt Investments — 161.3% (identified cost $116,247,154)		$126,053,645

Miscellaneous — 0.9%

Security	Units	Value
Real Estate — 0.9%
CMS Liquidating Trust(2)(3)(4)	257	$691,928

Total Miscellaneous — 0.9% (identified cost $822,400)		$691,928

Value
Total Investments — 162.2% (identified cost $117,069,554)	$126,745,573

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (5.3)%	$(4,125,620)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (37.9)%	$(29,600,000)

Other Assets, Less Liabilities — (19.0)%	$(14,864,765)

Net Assets Applicable to Common Shares — 100.0%	$78,155,188

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2017, 11.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 3.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2017, the aggregate value of these securities is $6,238,575 or 8.0% of the Trust’s net assets applicable to common shares.

(3)	Non-income producing.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	29	Short	Jun-17	$(4,406,586)	$(4,398,031)	$8,555

						$8,555

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FNMA	-	Federal National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

At February 28, 2017, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $8,555.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$100,543,233

Gross unrealized appreciation	$10,350,002
Gross unrealized depreciation	(357,662)

Net unrealized appreciation	$9,992,340

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2017, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Investments	$—	$126,053,645	$—	$126,053,645
Miscellaneous	—	—	691,928	691,928
Total Investments	$—	$126,053,645	$691,928	$126,745,573
Futures Contracts	$8,555	$—	$—	$8,555
Total	$8,555	$126,053,645	$691,928	$126,754,128

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets applicable to common shares were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended February 28, 2017 is not presented.

At February 28, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 27, 2017